Related Party Transactions (Significant Related Parties with Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	$ 707	$ 788	$ 1,105
Sohu [Member]
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	707	788	1,105
Share-based compensation expense undertaken by related party	4	49	90
Others	41	0	82
Tencent [Member]
Related Party Transaction [Line Items]
Share-based compensation expense undertaken by related party	682	763	1,984
Others	3,137	1,292	73
Online Marketing Service Revenue [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	348	88	85
Online Marketing Service Revenue [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	15,599	8,634	2,558
Online Marketing Service Expense [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	3,010	3,788	4,409
Online Marketing Service Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	1,123	2,482	4,156
Online Marketing Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	61,565	32,774	29,206
Bandwidth Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	3,299	2,929	519
Rental Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	8,091	5,484	5,734
Rental Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	$ 378	$ 414	$ 0